DEBT AND CAPITAL LEASES (Tables)	12 Months Ended
Jan. 03, 2015
Debt
Schedule of long-term debt, including its respective interest rates, and capital lease obligations

(In millions)	2014	2013

Long-term debt and capital leases
Medium-term notes:
Series 1995 due 2015 through 2025	$50.0	$50.0
Long-term notes
Senior notes due 2017 at 6.6%	249.6	249.6
Senior notes due 2020 at 5.4%	249.9	249.9
Senior notes due 2023 at 3.4%	249.7	249.7
Senior notes due 2033 at 6.0%	150.0	150.0
Capital lease obligations	1.8	3.0
Less amount classified as current	(5.7)	(1.6)

Total long-term debt and capital leases	$945.3	$950.6

Schedule of maturities of long-term debt and capital leases for each of the next five fiscal years and thereafter
Year	(In millions)

2015 (classified as current)	$5.7
2016	.3
2017	249.9
2018	.2
2019	.2
2020 and thereafter	694.7